UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.1%
BANK LOANS(a) — 89.1%
Aerospace & Defense — 0.7%
Dundee Holding, Inc.	B2	5.500%	04/09/20	498	$ 501,532
Tasc, Inc.	B1	4.500%	12/18/15	247	234,296

					735,828

Airlines — 1.2%
American Airlines, Inc.	BB-(d)	4.750%	06/27/19	589	592,309
United Airlines	Ba2	4.000%	04/01/19	323	324,426
US Airways, Inc.	B2	4.250%	05/23/19	350	350,812

					1,267,547

Automotive — 1.4%
ASP HHI Acquisition Co., Inc.	B2	5.000%	10/05/18	224	225,685
Chrysler Group LLC	Ba1	4.250%	05/24/17	759	764,347
KAR Auctions Services, Inc.	Ba3	3.750%	05/19/17	146	146,419
Schaeffler AG	Ba2	4.250%	01/27/17	450	452,813

					1,589,264

Brokerage — 1.3%
BATS Global Markets, Inc.	B1	7.000%	12/14/18	170	170,425
Cetera Financial Group, Inc.	B3	6.500%	08/07/19	300	302,250
KCG Holdings, Inc.	Ba3	5.750%	12/05/17	282	282,832
VFH Parent LLC	Ba3	5.750%	11/08/19	226	226,608
VFH Parent LLC	Ba3	5.750%	11/30/19	500	501,875

					1,483,990

Building Materials & Construction — 2.8%
Apex Tool Group, LLC	B1	4.500%	01/31/20	498	499,552
CHI Overhead Doors, Inc.	B3	5.501%	03/18/19	193	193,854
Continental Building Products LLC	B2	4.500%	08/28/20	500	500,000
Crosby US Acquisition Corp.	Caa1	7.000%	11/30/21	250	253,438
Quikrete Co., Inc.	B1	4.000%	09/28/20	500	501,786
Quikrete Co., Inc.	B3	7.000%	03/26/21	125	127,656
Summit Materials LLC	B1	5.000%	01/30/19	272	272,082
Tomkins Air Distribution	B1	4.250%	11/09/18	248	248,745
Wilsonart LLC	B2	4.000%	10/31/19	497	492,729

					3,089,842

Cable — 2.2%
Charter Communications Operating LLC	Baa3	3.000%	07/01/20	250	246,534
Media Gen, Inc.	B1	4.250%	07/31/20	600	602,994
Nine Entertainment Co. Pty Ltd.	Ba2	3.254%	02/05/20	498	493,924
WideOpenWest Finance LLC	B1	4.750%	04/01/19	493	495,637
Yankee Cable Acquisition LLC	B1	5.250%	03/01/20	545	546,357

					2,385,446

Capital Goods — 6.9%
ADS Waste Holdings, Inc.	B1	4.250%	10/09/19	422	423,620
Allflex Holdings III, Inc. (original cost $750,000; purchased 06/07/13)(b)(c)	B1	4.250%	07/17/20	750	753,281
CPM Acquisition Corp.	B1	6.250%	08/29/17	718	718,647
Gardner Denver, Inc. (original cost $1,069,625; purchased 07/23/13)(b)(c)	B1	4.250%	07/30/20	1,075	1,069,258
Hupah Finance, Inc.	B1	4.500%	01/21/19	621	620,367
Husky Injection Molding Systems Ltd.	Ba3	4.250%	06/30/18	223	224,008
MX Holdings US, Inc.	B2	4.500%	08/16/20	375	376,875

Pacific Industrial Services, Inc.	B1	5.000%	10/02/18	500	505,000
Pelican Products, Inc.	B1	7.000%	07/11/18	124	124,425
Pro Mach, Inc.	B2	4.500%	07/06/17	344	344,176
RBS Global, Inc./Rexnord LLC	B2	4.000%	08/21/20	750	750,150
Silver II Borrower S.C.A.	B1	4.000%	12/13/19	496	495,862
Synagro Infrastructure Co., Inc.	B3	6.250%	08/22/20	250	245,625
Total Safety US, Inc.	B2	5.750%	03/13/20	199	199,498
TriNet HR Corp.	B1	5.000%	08/13/20	250	249,167
Unifrax I LLC (original cost $129,606; purchased 12/06/11)(b)(c)	B2	4.250%	11/28/18	132	132,394
WCA Waste Corp.	B1	4.000%	03/23/18	99	98,377
Wesco Distribution, Inc.	Ba3	4.500%	12/12/19	62	62,489
WireCo WorldGroup, Inc.	Ba2	6.000%	02/15/17	149	149,614

					7,542,833

Chemicals — 5.2%
Arysta LifeScience SPC LLC	Ba3	4.500%	05/29/20	648	651,887
Arysta LifeScience SPC LLC	Caa1	8.250%	11/30/20	125	126,328
Cyanco Intermediate Corp.	B2	5.500%	05/01/20	150	151,121
Emerald Performance Materials LLC	B1	6.750%	05/18/18	198	198,488
Houghton International, Inc.	B1	4.000%	12/20/19	497	497,493
Macdermid, Inc.	B1	4.000%	06/08/20	249	250,497
Nexeo Solutions LLC	B2	5.000%	09/08/17	293	288,844
Nusil Technology LLC (original cost $202,849; purchased 04/14/11)(b)(c)	B1	5.250%	04/07/17	203	199,131
Oxea Fin LLC	B1	4.250%	01/15/20	500	502,500
Oxea Fin LLC	Caa1	8.250%	06/06/20	250	254,375
Royal Adhesives & Sealants LLC	B1	5.500%	07/31/18	298	300,413
Tata Chemicals NA, Inc.	Ba3	3.750%	08/07/20	748	746,255
Tronox Pigments Netherlands BV	Ba2	4.500%	03/19/20	540	545,779
U.S. Coatings Acquistion, Inc.	B1	4.750%	02/03/20	746	752,313
Univar, Inc.	B2	5.000%	06/30/17	243	238,665

					5,704,089

Consumer — 4.7%
Bombardier Recreational Products, Inc.	B1	4.000%	01/30/19	377	378,086
Bright Horizons Family Solutions	B1	4.000%	01/30/20	223	224,317
Britax US Holdings, Inc.	B1	4.250%	10/15/20	250	250,000
Cole Haan, Inc.	B3	5.000%	02/01/20	248	248,835
Fender Musical Instruments Corp.	B2	5.750%	04/03/19	96	97,320
Huish Detergents, Inc.	B1	5.500%	03/23/20	498	465,784
Party City Holdings, Inc. (original cost $295,288; purchased 08/13/12-06/26/13)(b)(c)	B2	4.250%	07/29/19	298	298,293
Pilot Travel Centers LLC	Ba2	3.750%	03/30/18	497	497,009
Prestige Brands Holdings, Inc.	Ba3	4.149%	01/31/19	232	233,270
Revlon Consumer Products Corp.	Ba2	4.000%	11/19/17	190	190,378
Serta Simmons Holdings LLC	B1	4.250%	10/01/19	489	490,445
ServiceMaster Co.	B1	4.420%	01/31/17	499	491,506
SRAM Corp.	B1	4.000%	04/10/20	341	339,748
Tempur-Pedic International, Inc.	Ba3	3.500%	03/18/20	425	424,245
Travelport LLC	B1	6.250%	06/26/19	200	203,802
Water Pik, Inc.	B(d)	5.750%	07/08/20	250	248,438

					5,081,476

Electric — 1.8%
Dynegy, Inc.	B1	4.000%	04/23/20	92	92,173
Freif North American Power I LLC	Ba3	4.750%	03/29/19	233	234,949
Gim Channelview Cogeneration LLC	Ba3	4.250%	05/08/20	140	140,523
Intergen NV	B1	5.500%	06/15/20	524	525,651

Star West Generation LLC	Ba3	4.250%	03/13/20	498	500,609
TPF Generation Holdings LLC	B2	4.750%	12/31/17	425	427,125

					1,921,030

Energy — Other — 3.9%
Drillships Financial Holding, Inc.	B2	5.500%	07/15/16	324	328,645
EP Energy LLC	Ba3	4.500%	04/30/19	103	103,235
Exco Resources Inc.	Ba3	5.000%	08/19/19	349	346,507
Fieldwood Energy LLC	Ba2	3.875%	09/28/18	600	604,166
Fieldwood Energy LLC	B2	8.375%	09/30/20	500	509,465
Filtration Group, Inc.	B1	4.500%	11/23/20	100	100,750
Frac Tech Services LLC	B2	8.500%	05/06/16	499	495,924
HGIM Corp.	B1	5.500%	06/18/20	375	375,469
Pacific Drilling SA	B1	4.500%	06/01/18	524	528,924
Peabody Energy Corp.	Ba1	4.250%	09/24/20	500	501,042
Power Buyer LLC	B2	3.685%	05/06/20	39	38,306
Power Buyer LLC	B2	4.250%	05/06/20	310	306,299

					4,238,732

Foods — 3.2%
AdvancePierre Foods, Inc.	B1	5.750%	07/10/17	248	246,574
Albertson’s, LLC	BB-(d)	4.250%	03/21/16	151	150,785
Albertson’s, LLC	BB-(d)	4.750%	03/21/19	198	198,069
ARAMARK Corp.	B1	4.000%	08/22/19	250	250,938
Bellisio Foods, Inc.	B2	5.037%	08/01/19	100	100,063
Bellisio Foods, Inc.	B2	5.250%	08/01/19	132	131,790
California Pizza Kitchen, Inc.	B2	5.250%	03/29/18	149	147,571
Del Monte Foods Co.	B1	4.000%	03/08/18	465	465,088
Dole Food Co., Inc.	B2	4.500%	11/01/18	300	301,406
DS Waters of America, Inc. (original cost $173,250; purchased 08/19/13)(b)(c)	Ba3	5.250%	08/31/20	175	175,481
GFA Brands, Inc./UHF Acquisition Corp.	B1	5.000%	07/09/20	249	249,998
JBS USA LLC	Ba2	3.750%	09/30/20	500	498,334
Landry’s Restaurants, Inc.	Ba3	4.250%	04/24/18	244	245,546
Michael Foods, Inc.	Ba3	4.250%	02/25/18	133	134,207
Mill US Acquisition, LLC	B1	4.750%	07/03/20	175	174,999
PF Changs China Bistro, Inc. (original cost $73,521; purchased 06/22/12)(b)(c)	Ba3	5.250%	06/22/19	74	74,621

					3,545,470

Gaming — 5.0%
Affinity Gaming LLC	Ba2	5.500%	11/09/17	120	120,881
Boyd Gaming Corp.	Ba3	4.000%	08/14/20	500	501,250
Caesars Entertainment Operating Co., Inc.	B3	5.488%	01/29/18	190	179,941
Caesars Entertainment Resort Properties LLC	B2	7.000%	10/11/20	500	491,000
Cannery Casino Resorts LLC	B2	6.000%	10/02/18	244	240,812
CCM Merger, Inc.	B2	5.000%	03/01/17	453	455,391
CityCenter Holdings LLC	B3	5.000%	10/16/20	1,250	1,264,063
Golden Nugget, Inc.	Ba3	5.500%	11/06/19	225	226,823
Golden Nugget, Inc.	Ba3	5.500%	11/30/19	525	529,253
Pinnacle Entertainment, Inc.	Ba2	3.750%	08/13/20	499	499,991
Station Casinos LLC	B2	5.000%	03/02/20	299	301,410
Yonkers Racing Corp.	Ba3	4.250%	08/20/19	500	495,000
Yonkers Racing Corp.	B3	8.750%	08/20/20	150	150,750

					5,456,565

Healthcare & Pharmaceutical — 7.4%
Alere, Inc.	Ba3	4.250%	06/30/17	222	222,549

Alliance HealthCare Services, Inc.	B1	4.250%	06/03/19	748	739,709
Amneal Pharmaceuticals LLC	B2	4.988%	11/01/19	350	352,625
Apria Healthcare Group, Inc.	B2	6.750%	04/06/20	374	375,933
Boston Luxembourg III SARL	Ba3	4.000%	08/28/19	250	250,625
Catalent Pharma Solutions, Inc.	Ba3	4.250%	09/15/17	394	395,697
Catalent Pharma Solutions, Inc.	Caa1	6.500%	12/29/17	250	252,292
CeramTec GmbH	Ba3	4.250%	08/30/20	600	604,501
Generic Drug Holdings	B1	5.000%	08/17/20	1,045	1,047,820
Hologic, Inc.	Ba2	3.750%	08/01/19	401	402,704
IASIS Healthcare Corp.	Ba3	4.500%	05/03/18	493	495,357
MModal, Inc.	B2	7.750%	08/17/19	334	282,669
Multiplan, Inc.	Ba2	4.000%	08/28/17	225	226,222
Par Pharmaceutical Cos., Inc. (original cost $392,047; purchased 10/11/12)(b)(c)	B1	4.250%	09/28/19	396	397,493
PRA Holdings	B2	5.000%	09/23/20	625	626,297
RadNet, Inc.	Ba3	4.256%	10/10/18	297	296,877
Truven Health Analytics, Inc.	Ba3	4.500%	06/06/19	99	98,630
Valeant Pharmaceuticals International, Inc.	Ba1	4.500%	08/05/20	992	1,002,248

					8,070,248

Insurance — 2.2%
AmWINS Group, Inc.	B2	5.000%	09/06/19	248	248,683
Asurion LLC	Ba2	3.500%	07/08/20	259	254,199
Asurion LLC	Ba2	4.500%	05/24/19	482	481,814
CCC Information Services, Inc.	B1	4.000%	12/20/19	323	323,169
HUB International Ltd.	B1	4.750%	10/02/20	700	707,438
Sedgwick Claims Management Services, Inc.	B1	4.250%	06/12/18	374	374,764

					2,390,067

Lodging — 1.9%
Four Seasons Holdings, Inc.	B1	4.250%	06/29/20	600	602,750
Hilton Worldwide Finance LLC	Ba3	4.000%	10/26/20	987	989,926
Playa Resorts Holding BV	B2	4.750%	08/09/19	450	455,063

					2,047,739

Media & Entertainment — 7.0%
Audio Visual Services Group, Inc.	B1	6.750%	11/09/18	347	347,366
Clear Channel Communcations, Inc.	Caa1	3.814%	01/29/16	500	483,056
Crown Media Holdings, Inc.	Ba2	4.000%	07/16/18	74	74,352
Emerald Expositions Holding, Inc.	B2	5.500%	06/17/20	374	376,868
EMI Group North America Holdings, Inc.	Ba3	4.250%	06/29/18	347	348,094
Entravision Communications Corp.	B2	3.500%	05/29/20	250	246,094
FoxCo Acquisition Sub LLC	B2	5.500%	07/14/17	333	333,636
Getty Images, Inc.	B2	4.750%	10/18/19	496	459,563
Granite Broadcasting Corp.	B2	6.750%	05/23/18	92	91,837
Gray Television, Inc.	Ba3	4.750%	10/11/19	72	71,831
Great Wolf Resorts, Inc.	B3	4.500%	08/06/20	299	299,531
Intelsat Jackson Holdings SA	Ba3	4.250%	07/01/19	523	524,409
Live Nation Entertainment, Inc.	Ba3	3.500%	08/17/20	350	349,563
Mood Media Corp.	Ba2	7.000%	05/06/18	44	44,035
NEP/NCP Holdco, Inc.	B1	4.750%	01/22/20	496	497,863
NEP/NCP Holdco, Inc.	Caa1	9.500%	07/22/20	57	58,619
RentPath, Inc. (original cost $317,704; purchased 05/22/13)(b)(c)	B2	6.250%	05/29/20	324	318,919
Salem Communications Corp.	B2	4.500%	03/13/20	146	146,426
SuperMedia, Inc.	Caa1	11.600%	12/30/16	449	328,596
Telesat LLC	Ba3	3.500%	03/28/19	395	395,756
Tribune Co.	Ba3	4.000%	12/31/19	471	470,554

TWCC Holding Corp. (original cost $173,250; purchased 06/13/13)(b)(c)	B3	7.000%	06/26/20	175	179,156
Univision Communications, Inc.	B2	4.500%	03/01/20	499	499,192
Univision Communications, Inc.	B2	4.500%	03/01/20	398	399,033
WMG Acquisition Corp.	Ba3	3.750%	07/01/20	275	275,000

					7,619,349

Metals & Mining — 3.0%
Alpha Natural Resources, Inc.	Ba2	3.500%	05/22/20	498	488,483
Arch Coal, Inc.	B1	5.750%	05/16/18	370	361,241
Atlas Iron Ltd.	B2	8.750%	12/11/17	199	198,500
Fairmount Minerals Ltd.	B1	4.313%	03/15/17	100	100,393
Fairmount Minerals Ltd.	B1	5.000%	09/05/19	250	252,500
FMG Resources (August 2006) Pty. Ltd.	Baa3	4.250%	06/30/19	248	249,754
JMC Steel Group, Inc.	B2	4.750%	04/01/17	246	246,213
Murray Energy Corp.	Ba3	4.750%	05/24/19	249	248,752
Oxbow Carbon & Minerals LLC	Ba3	4.250%	07/19/19	198	197,747
Oxbow Carbon LLC	B2	8.000%	01/17/20	225	228,375
Phoenix Services International LLC (original cost $97,625; purchased 11/28/12)(b)(c)	B1	7.750%	06/30/17	99	99,746
SunCoke Energy, Inc.	Ba1	4.000%	07/26/18	53	52,952
Tank Holding Corp.	B1	4.250%	07/09/19	247	245,132
Walter Energy, Inc.	B3	6.750%	04/02/18	288	282,059

					3,251,847

Non-Captive Finance — 3.5%
Altisource Portfolio Solutions	B1	6.750%	11/27/19	348	348,681
Flying Fortress, Inc.	Ba2	3.500%	06/30/17	271	271,059
Guggenheim Partners Investment Management	Ba2	4.000%	07/22/20	375	377,531
HarbourVest Partners LLC	Ba3	4.750%	11/21/17	225	226,020
ION Trading Technologies Ltd.	B2	4.500%	05/22/20	249	250,232
iStar Financial, Inc.	B1	4.500%	10/15/17	195	195,585
National Financial Partners Corp.	B2	5.250%	07/01/20	249	251,012
RBS Worldpay, Inc. (United Kingdom)	Ba3	4.500%	11/30/19	500	502,292
RBS Worldpay, Inc.	Ba3	4.750%	11/29/19	475	477,227
SNL Financial LC	B2	5.500%	10/23/18	368	367,617
Springleaf Financial Funding Co.	B2	4.750%	09/30/19	500	505,000

					3,772,256

Other Industry — 3.7%
Acosta, Inc.	B1	4.250%	03/02/18	448	450,618
AlixPartners LLP	B1	5.000%	07/10/20	500	502,500
Alliance Laundry Holdings LLC	B2	9.500%	12/10/19	205	206,335
Expert Global Solutions, Inc.	Ba3	8.500%	04/03/18	147	147,406
GCA Services Group, Inc.	B1	5.276%	11/01/19	96	96,388
Genpact International, Inc.	Ba2	3.500%	08/30/19	499	498,438
ISS A/S	Ba3	3.750%	04/30/18	648	649,591
Laureate Education, Inc.	B1	5.000%	06/15/18	248	249,549
Spin Holdco, Inc.	B2	4.250%	11/14/19	175	175,306
USIC Holdings, Inc. (original cost $372,192; purchased 07/26/13)(b)(c)	B2	4.750%	07/10/20	374	374,998
Valleycrest Cos. LLC	B3	5.500%	06/13/19	249	249,297
West Corp.	Ba3	3.750%	06/30/18	393	394,043

					3,994,469

Packaging — 1.3%
BWAY Holding Co. (original cost $495,009; purchased 10/25/12-01/15/13)(b)(c)	B1	4.500%	08/06/17	496	499,352

Exopack LLC	B1	5.250%	05/31/19	250	253,750
Pact Group USA, Inc.	Ba3	3.750%	05/29/20	125	123,519
Reynolds Group Holdings, Inc.	B1	4.000%	12/01/18	261	261,859
Tricorbraun, Inc. (original cost $236,589; purchased 04/30/12)(b)(c)	B1	4.000%	05/03/18	238	238,157

					1,376,637

Paper — 0.4%
Appvion, Inc.	Ba2	5.753%	06/28/19	274	275,341
Expera Specialty Solutions LLC	Caa1	7.500%	12/26/18	150	151,121

					426,462

Pipelines & Other — 0.5%
Atlas Energy LP	B3	6.500%	07/31/19	500	507,500

Real Estate — 0.5%
Realogy Corp.	Ba3	0.018%	10/10/16	15	14,821
Realogy Corp.	Ba3	4.500%	03/05/20	249	251,030
Starwood Property Trust, Inc.	B1	3.500%	04/17/20	249	248,232

					514,083

Retailers — 4.3%
Bass Pro Group LLC	B1	4.000%	11/20/19	244	244,411
BJ’s Wholesale Club, Inc.	B3	4.500%	11/18/19	495	496,689
Harbor Freight Tools USA, Inc.	B1	4.750%	07/26/19	368	371,898
Hudson’s Bay Co.	B1	4.750%	11/04/20	775	784,688
Hudson’s Bay Co.	B3	8.250%	11/04/21	100	102,200
Leslie’s Poolmart, Inc.	B2	4.250%	10/16/19	244	244,341
Neiman Marcus Group, Inc.	B2	5.000%	10/26/20	625	628,643
Petco Animal Supplies, Inc. (original cost $200,469; purchased 02/25/13)(b)(c)	Ba3	4.000%	11/24/17	199	199,692
Rite Aid Corp.	B1	4.000%	02/21/20	373	375,146
Rite Aid Corp.	B3	5.750%	08/21/20	375	384,609
Sears Roebuck Acceptance Corp.	Ba3	5.500%	06/30/18	500	502,229
Sprouts Farmers LLC	B1	4.000%	04/23/20	205	205,482
Toys “R” Us Delaware, Inc.	B2	5.250%	05/25/18	237	210,217

					4,750,245

Technology — 9.0%
ACTIVE Network, Inc.	B1	5.500%	11/13/20	250	250,313
Alcatel-Lucent USA, Inc.	B1	5.750%	01/30/19	249	251,647
Ancestry.com, Inc.	Ba2	4.250%	05/15/18	225	225,000
Ancestry.com, Inc.	Ba2	5.250%	12/28/18	182	182,132
Avaya, Inc.	B1	4.736%	10/26/17	439	420,154
Avaya, Inc.	B1	8.000%	03/30/18	198	197,172
Blackboard, Inc.	B1	4.750%	10/04/18	444	448,461
BMC Software Finance, Inc.	B1	5.000%	09/10/20	450	453,563
Ceridian Corp.	B1	4.416%	05/09/17	499	501,192
CompuCom Systems, Inc.	B1	4.250%	05/11/20	299	298,377
Deltek, Inc. (original cost $368,466; purchased 10/04/12)(b)(c)	B1	5.000%	10/10/18	372	373,002
Eastman Kodak Co.	B1	7.250%	09/03/19	249	247,920
Edwards (Cayman Islands) Ltd.	B2	4.500%	03/26/20	514	513,827
Evertec Group LLC	B1	3.500%	04/17/20	274	267,043
First Data Corp	B1	4.166%	09/24/18	250	250,508
Freescale Semiconductor, Inc.	B1	5.000%	02/28/20	743	751,222
Freescale Semiconductor, Inc.	B1	5.000%	01/15/21	500	505,120
Genesys Telecom Holdings U.S., Inc.	B2	4.000%	02/10/20	99	98,790
Hyland Software, Inc.	B2	5.500%	10/25/19	248	248,931

IPC Systems, Inc.	B1	7.750%	07/31/17	150	148,781
Kronos, Inc.	Caa2	9.750%	04/30/20	450	463,875
MMI International Ltd.	Ba3	7.250%	11/20/18	146	142,411
NXP BV	Ba3	4.500%	03/03/17	416	419,997
P2 Upstream Acquisition Co.	B1	5.000%	10/30/20	250	251,250
Pinnacle US Acquisition Co. Ltd.	B+(d)	4.750%	07/30/19	249	247,813
RP Crown Parent LLC	B1	6.750%	12/21/18	248	249,986
Sophia LP	B1	4.500%	07/19/18	140	140,669
SunGard Data Systems, Inc.	Ba3	4.000%	03/06/20	249	250,482
SunGard Data Systems, Inc.	Ba3	4.500%	01/31/20	248	249,598
Syniverse Holdings, Inc.	B1	4.000%	04/23/19	482	483,040
Ultima US Holdings LLC	B2	5.500%	07/02/20	275	274,313

					9,806,589

Telecommunications — 3.5%
Cincinnati Bell, Inc.	Ba3	4.000%	09/10/20	425	424,241
Cricket Communications, Inc.	Ba3	4.750%	03/09/20	249	250,154
Fibertech Networks LLC	B2	4.500%	12/18/19	191	191,156
Global Tel*Link Corp.	B2	5.000%	05/22/20	346	337,815
Hargray Comm Group, Inc.	B2	4.750%	06/26/19	449	451,680
Learfield Communications, Inc.	B2	5.000%	10/09/20	500	501,875
Level 3 Finance, Inc.	Ba3	4.000%	01/15/20	1,000	1,006,563
LTS Buyer LLC (original cost $99,251; purchased 04/01/13)(b)(c)	B1	4.500%	04/13/20	100	99,937
nTelos, Inc.	B1	5.750%	11/09/19	248	248,428
Securus Technologies, Inc.	B2	4.750%	04/30/20	50	49,438
Zayo Group LLC	B1	4.500%	07/02/19	297	296,948

					3,858,235

Transportation — 0.6%
Fly Funding II SARL	BBB-(d)	4.500%	08/09/19	237	238,706
Navios Maritime Partners LP	Ba3	5.250%	06/27/18	399	404,367

					643,073

TOTAL BANK LOANS (cost $96,302,112)					97,070,911

CORPORATE BONDS — 10.0%
Capital Goods — 0.4%
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17	350	394,622

Chemicals — 0.5%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21	170	166,175
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	300	341,250

					507,425

Consumer — 0.8%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21	250	235,625
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	200	218,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18	250	288,125
Service Corp. International, Sr. Unsec’d. Notes, 144A	B1	5.375%	01/15/22	125	126,250

					868,500

Electric — 0.3%
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	6.000%	01/15/22	375	385,313

Energy — Other — 0.3%
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	7.500%	10/01/21	100	105,000
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21	250	277,500

					382,500

Foods — 0.8%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	250	260,625
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23	350	339,500
Landry’s, Inc., Sr. Notes, 144A (original cost $268,438; purchased 08/14/13)(b)(c)	B3	9.375%	05/01/20	250	272,500

					872,625

Gaming — 0.6%
PNK Finance Corp., Gtd. Notes, 144A	B2	6.375%	08/01/21	250	258,125
SugarHouse HSP Gaming Prop Mezz LP/SugarHouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21	375	355,313

					613,438

Healthcare & Pharmaceutical — 1.2%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	275	288,750
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	375	407,813
Mallinckrodt International Finance SA, Gtd. Notes, 144A	Ba2	4.750%	04/15/23	200	187,439
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	350	385,438

					1,269,440

Lodging — 0.2%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	B1	5.000%	04/15/21	250	245,000

Media & Entertainment — 1.2%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	200	228,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21	250	245,000
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22	250	240,938
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	100	103,030
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	500	543,750

					1,361,218

Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15	300	327,000

Packaging — 0.3%
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba2	5.500%	02/01/22	300	297,750

Pipelines & Other — 0.3%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.750%	09/01/20	300	312,000

Real Estate Investment Trusts — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 144A	Ba3	6.000%	10/15/21	300	307,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23	350	341,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%	06/01/23	200	195,000

					843,750

Retailers — 0.5%
Dufry Finance S.C.A. (Switzerland), Gtd. Notes, 144A	Ba3	5.500%	10/15/20	200	206,000
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/2013)(b)(c)	B2	9.250%	06/15/21	100	104,500

Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $255,625; purchased 06/04/13)(b)(c)	Caa1	8.500%	10/15/17	250	254,378

					564,878

Technology — 1.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17	36	37,710
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	6.625%	06/01/20	332	343,620
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	104	112,190
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500%	05/15/19	250	269,375
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.625%	11/15/20	175	190,313
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18	300	329,250

					1,282,458

Telecommunications — 0.3%
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	9.000%	11/15/18	300	363,000

TOTAL CORPORATE BONDS (cost $10,831,049)					10,890,917

TOTAL LONG-TERM INVESTMENTS (cost $107,133,161)					107,961,828

SHORT-TERM INVESTMENT — 1.5%
				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $1,596,464)(e)				1,596,464	1,596,464

TOTAL INVESTMENTS — 100.6% (cost $108,729,625)(f)					109,558,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%					(599,384)

NET ASSETS — 100.0%					$108,958,908

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
PIK	Payment-in-Kind

†	The ratings reflected are as of November 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $6,069,422. The aggregate value, $6,114,289, is approximately 5.6% of net assets.
(d)	Standard & Poor’s Rating.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$108,778,971

Appreciation	1,147,760
Depreciation	(368,439)

Net Unrealized Appreciation	$779,321

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$87,877,186	$9,193,725
Corporate Bonds	—	10,890,917	—
Affiliated Money Market Mutual Fund	1,596,464	—	—

Total	$1,596,464	$98,768,103	$9,193,725

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 02/28/13	$6,042,023
Realized gain (loss)	14,687
Change in unrealized appreciation (depreciation)**	(388,458)
Purchases	7,256,694
Sales	(2,553,036)
Accrued discount/premium	5,963
Transfers into Level 3	1,167,094
Transfers out of Level 3	(2,351,242)

Balance as of 11/30/13	$9,193,725

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $67,115 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 9 Bank Loans transferred out of Level 3 as a result of the securities no longer using a single broker quote and being priced by the primary valuation vendor source and 6 Bank Loans transferred into level 3 as a result of being priced using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	3,000	$3,059,844
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	3,000	3,257,379
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,861,256
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,054	1,070,294
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class AM	5.643	%(a)	02/15/39	300	321,879
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	265,710
Federal National Mortgage Association, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,092,096
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	572,295
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,368,513
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,105,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%		10/25/20	6,400	7,074,010
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	3.974	%(a)	01/25/21	6,600	7,133,861
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(b)	2.968%		10/25/21	4,700	4,725,615
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.609	%(a)	05/25/22	15,345	1,476,727
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.645	%(a)	06/25/22	16,614	1,666,030
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	3,125	2,988,538
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,093,286
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	6,400	6,458,208
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,275,514
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(a)	07/25/23	4,800	4,887,672
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.875	%(a)	08/25/16	7,034	230,167
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.913	%(a)	05/25/19	13,420	1,102,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.832	%(a)	07/25/19	12,955	1,039,467
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	688	652,869
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	6.002	%(a)	06/15/49	1,600	1,637,007
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	3,300	3,598,551
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	744	745,164
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284	%(a)	09/15/42	1,192	1,260,324
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	4,000	4,166,836
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,268,545
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	2,000	2,165,010
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.909	%(a)	05/15/43	3,000	3,297,093

Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	3,808	4,114,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $101,316,970)					100,032,361

CORPORATE BONDS — 2.5%
Asian Development Bank, Sr. Unsec’d. Notes, GMTN	1.750%		09/11/18	5,810	5,901,391
Depfa ACS Bank (Ireland), Covered Notes, 144A	5.125%		03/16/37	1,000	842,500
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Notes(b)	2.375%		08/25/21	1,080	1,065,528
Westpac Banking Corp., Covered Bonds, 144A,	1.850%		11/26/18	5,000	4,988,800

TOTAL CORPORATE BONDS (cost $12,836,983)					12,798,219

MUNICIPAL BONDS — 1.7%
California St., Various Purpose, GO	5.000%		11/01/43	895	911,083
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%		11/01/42	930	973,682
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	5.000%		06/15/47	2,775	2,839,880
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000%		02/15/48	1,325	1,325,358
Pennsylvania Turnpike Commission, Series C	5.000%		12/01/43	1,595	1,590,071
Utah St., BABs, Series D, GO	4.554%		07/01/24	1,170	1,263,986

TOTAL MUNICIPAL BONDS (cost $8,867,007)					8,904,060

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.786	%(a)	10/25/28	193	187,066
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	1.840	%(a)	02/25/34	787	788,001

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $984,845)					975,067

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.6%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150%		02/01/15	133	137,604
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450%		12/01/15	636	660,773
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250%		08/01/16	575	600,501
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950%		11/01/16	490	515,467
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	194	203,763
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	858	916,977

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $2,890,709)					3,035,085

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.5%
Federal Home Loan Mortgage Corp.(b)	0.750%		01/12/18	1,425	1,398,481
Federal Home Loan Mortgage Corp.(b)	1.375%		05/01/20	4,585	4,368,634
Federal Home Loan Mortgage Corp.	2.354	%(a)	05/01/34	1,289	1,369,182
Federal Home Loan Mortgage Corp.(b)	2.375%		01/13/22	24,680	23,991,551
Federal Home Loan Mortgage Corp.(c)	3.000%		TBA	8,500	8,162,324
Federal Home Loan Mortgage Corp.	3.500%		09/01/26	834	879,849
Federal Home Loan Mortgage Corp.(c)	3.500%		TBA	1,000	1,047,109
Federal Home Loan Mortgage Corp.(c)	3.500%		TBA	4,500	4,527,598

Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	5,658	5,923,990
Federal Home Loan Mortgage Corp.(c)	4.000%		TBA	4,000	4,157,344
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	5,115	5,454,777
Federal Home Loan Mortgage Corp.	5.000%		10/15/17 - 05/01/34	10,378	11,197,534
Federal Home Loan Mortgage Corp.	5.500%		09/15/17 - 01/01/38	3,531	3,778,035
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	538	597,590
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	577	644,364
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	72	82,007
Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	50	51,593
Federal Home Loan Mortgage Corp.	8.500%		01/01/17 - 09/01/19	53	55,062
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	27	27,655
Federal Home Loan Mortgage Corp.	11.500%		10/01/19	24	24,236
Federal National Mortgage Association	0.875%		05/21/18	935	917,484
Federal National Mortgage Association(b)	1.625%		11/27/18	3,245	3,258,629
Federal National Mortgage Association	2.165	%(a)	07/01/33	3,749	3,973,348
Federal National Mortgage Association	2.248	%(a)	06/01/34	1,104	1,170,310
Federal National Mortgage Association	2.255	%(a)	04/01/34	528	558,611
Federal National Mortgage Association	2.396	%(a)	04/01/34	913	966,027
Federal National Mortgage Association(c)	2.500%		TBA	3,500	3,487,832
Federal National Mortgage Association	3.000%		01/01/27	1,828	1,886,226
Federal National Mortgage Association(c)	3.000%		TBA	9,500	9,789,454
Federal National Mortgage Association(c)	3.000%		TBA	2,500	2,569,922
Federal National Mortgage Association	3.500%		03/01/42	1,428	1,440,921
Federal National Mortgage Association(c)	3.500%		TBA	22,500	22,678,418
Federal National Mortgage Association(c)	3.500%		TBA	9,000	9,457,735
Federal National Mortgage Association(c)	4.000%		TBA	9,000	9,388,125
Federal National Mortgage Association(c)	4.000%		TBA	15,000	15,597,656
Federal National Mortgage Association	4.500%		01/01/20	260	276,568
Federal National Mortgage Association(c)	4.500%		TBA	10,500	11,202,188
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	5,777	6,238,927
Federal National Mortgage Association	5.500%		08/01/15 - 11/01/36	16,907	18,574,633
Federal National Mortgage Association	6.000%		11/01/14 - 05/01/36	4,989	5,499,900
Federal National Mortgage Association	6.500%		12/01/14 - 10/01/37	4,382	4,898,499
Federal National Mortgage Association	6.500%		07/01/32	1,493	1,687,352
Federal National Mortgage Association	7.000%		05/01/14 - 02/01/36	2,001	2,242,704
Federal National Mortgage Association	9.000%		04/01/25	21	22,713
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	23	24,121
Financing Corp., FICO STRIPS P/O, Series 4-P	1.398	%(a)	10/06/17	2,640	2,508,013
Government National Mortgage Association(c)	3.000%		TBA	4,500	4,394,707
Government National Mortgage Association(c)	3.500%		TBA	3,000	3,062,578
Government National Mortgage Association(c)	3.500%		TBA	5,000	5,098,828
Government National Mortgage Association(c)	4.000%		TBA	8,000	8,430,937
Government National Mortgage Association	4.500%		01/20/41 - 02/20/41	3,838	4,149,831
Government National Mortgage Association(c)	4.500%		TBA	2,500	2,697,949
Government National Mortgage Association(c)	4.500%		TBA	3,500	3,761,816
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	3,360	3,686,220
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	1,632	1,792,332
Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	2,666	2,912,726
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	324	353,696
Government National Mortgage Association	8.500%		04/15/25	339	414,254
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	127	133,642
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	2,525	2,517,463

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $256,122,448)					261,462,210

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bonds(b)	3.625%		08/15/43	2,320	2,243,150
U.S. Treasury Bonds(d)	3.750%		11/15/43	14,410	14,259,142
U.S. Treasury Inflation Indexed Bonds	0.125%		04/15/18	8,002	8,253,435
U.S. Treasury Inflation Indexed Bonds	0.375%		07/15/23	2,525	2,478,875

U.S. Treasury Inflation Indexed Bonds	0.625%		02/15/43	1,090	859,023
U.S. Treasury Notes	0.875%		07/31/19	5,025	4,814,186
U.S. Treasury Notes	2.750%		11/15/23	2,960	2,962,312
U.S. Treasury Notes(b)	2.875%		03/31/18	42,555	45,706,708
U.S. Treasury Notes(d)(e)	4.250%		11/15/17	3,050	3,436,969
U.S. Treasury Notes(d)	4.500%		05/15/17	17,380	19,590,527
U.S. Treasury STRIPS, I/O	2.628	%(f)	08/15/21	5,070	4,205,813
U.S. Treasury STRIPS, I/O	1.979	%(f)	05/15/22	14,120	11,319,863
U.S. Treasury STRIPS, I/O	2.171	%(f)	02/15/22	1,875	1,520,799
U.S. Treasury STRIPS, I/O	3.052	%(f)	08/15/24	6,700	4,808,114
U.S. Treasury STRIPS, P/O(b)	7.685	%(f)	08/15/43	5,460	1,624,284

TOTAL U.S. TREASURY OBLIGATIONS (cost $128,757,400)					128,083,200

TOTAL LONG-TERM INVESTMENTS (cost $511,776,362)					515,290,202

SHORT-TERM INVESTMENTS — 29.4%

				Shares
AFFILITATED MUTUAL FUNDS — 29.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $85,606,846)(g)				8,792,295	81,856,264
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $69,999,546; includes $21,182,967 of cash collateral for securities on loan)(g)(h)				69,999,546	69,999,546

TOTAL AFFILITATED MUTUAL FUNDS (cost $155,606,392)					151,855,810

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Bonds Future, expiring 12/27/13, Strike Price $137.00			JPMorgan Chase Bank NA	174	2,719
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Barclays Bank PLC	35,040	8,831
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA	42,935	10,821
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA	42,935	10,821

TOTAL OPTIONS PURCHASED (cost $154,254)					33,192

TOTAL SHORT-TERM INVESTMENTS (cost $155,760,646)					151,889,002

TOTAL INVESTMENTS — 129.0% (cost $667,537,008)(i)					667,179,204
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (29.0)%					(149,795,377)

NET ASSETS — 100.0%					$517,383,827

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancement Securities

BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
P/O	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,698,140; cash collateral of $21,182,967 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a partial principal amount of $126,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Rates shown are the yield to maturity at purchase date.
(g)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment
Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$669,935,601

Appreciation	6,354,671
Depreciation	(9,111,068)

Net Unrealized Depreciation	$(2,756,397)

The book basis may differ from tax basis due to certain tax related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
127	2 Year U.S. Treasury Notes	Mar. 2014	$27,965,953	$27,977,703	$11,750
529	5 Year U.S. Treasury Notes	Mar. 2014	63,851,916	63,967,672	115,756
382	10 Year U.S. Treasury Notes	Mar. 2014	47,876,223	47,893,250	17,027
200	90 Day Euro Dollar	Sept. 2016	49,130,370	49,185,000	54,630
18	U.S. Ultra Treasury Bonds	Dec. 2013	2,522,273	2,529,563	7,290
	Short Positions:
200	90 Day Euro Dollar	Sept. 2015	49,587,130	49,660,000	(72,870)
74	U.S. Long Treasury Bonds	Dec. 2013	9,818,596	9,784,188	34,408
83	U.S. Long Treasury Bonds	Mar. 2014	10,808,273	10,852,250	(43,977)
45	U.S. Ultra Treasury Bonds	Mar. 2014	6,259,179	6,260,625	(1,446)

					$122,568

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2013.

Interest rate swap agreements outstanding at November 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
19,365	06/07/16	0.654%	3 month LIBOR(2)	$128,745	$—	$128,745	JPMorgan Chase Bank NA
9,555	08/31/16	0.975%	3 month LIBOR(1)	(132,558)	—	(132,558)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978%	3 month LIBOR(1)	(133,563)	—	(133,563)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206%	3 month LIBOR(1)	(28,647)	—	(28,647)	Deutsche Bank AG
4,755	11/30/16	0.945%	3 month LIBOR(1)	(42,783)	—	(42,783)	Citibank NA
15,965	02/28/17	0.680%	3 month LIBOR(2)	(2,122)	—	(2,122)	Citibank NA
8,190	08/31/17	0.751%	3 month LIBOR(1)	41,291	—	41,291	Bank of Nova Scotia
7,700	02/15/19	1.656%	3 month LIBOR(1)	(78,077)	—	(78,077)	Citibank NA
7,700	02/15/19	1.794%	3 month LIBOR(2)	135,305	—	135,305	JPMorgan Chase Bank NA
9,095	02/15/20	1.355%	3 month LIBOR(2)	(278,831)	—	(278,831)	Morgan Stanley Capital Services
34,025	01/28/23	1.895%	3 month LIBOR(1)	2,063,528	—	2,063,528	Morgan Stanley Capital Services

				$1,672,288	$—	$1,672,288

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 month LIBOR(2)	$236	$86,367	$86,131
13,720	02/28/18	1.649%	3 month LIBOR(1)	212	(269,875)	(270,087)
33,000	02/28/18	1.820%	3 month LIBOR(1)	299	(884,125)	(884,424)
3,245	11/27/18	1.592%	3 month LIBOR(1)	165	(21,077)	(21,242)
9,850	08/31/20	2.085%	3 month LIBOR(1)	209	21,552	21,343
11,875	08/31/20	2.219%	3 month LIBOR(1)	221	(76,055)	(76,276)
9,390	08/31/20	2.220%	3 month LIBOR(1)	206	(60,722)	(60,928)
2,195	08/31/20	2.490%	3 month LIBOR(1)	163	(52,284)	(52,447)
22,000	08/31/20	2.655%	3 month LIBOR(1)	282	(755,766)	(756,048)
6,200	01/13/22	2.351%	3 month LIBOR(1)	187	52,618	52,431
2,400	01/13/22	2.457%	3 month LIBOR(1)	164	888	724
7,335	01/13/22	2.480%	3 month LIBOR(1)	194	(10,224)	(10,418)
2,590	01/22/22	2.467%	3 month LIBOR(1)	166	241	75
2,160	01/22/22	2.785%	3 month LIBOR(1)	163	(52,514)	(52,677)
1,245	01/31/22	2.505%	3 month LIBOR(1)	157	(3,252)	(3,409)
19,895	08/05/23	4.210%	3 month LIBOR(2)	—	(100,706)	(100,706)
7,960	08/06/23	4.220%	3 month LIBOR(2)	—	(37,021)	(37,021)
10,630	08/09/23	4.231%	3 month LIBOR(2)	198	(45,368)	(45,566)
9,170	10/28/23	4.029%	3 month LIBOR(1)	191	(140,512)	(140,703)

				$3,413	$(2,347,835)	$(2,351,248)

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$100,032,361	$—
Corporate Bonds	—	12,798,219	—
Municipal Bonds	—	8,904,060	—
Residential Mortgage-Backed Securities	—	975,067	—
Small Business Administration Agencies	—	3,035,085	—
U.S. Government Agency Obligations	—	261,462,210	—
U.S. Treasury Obligations	—	128,083,200	—
Affilitated Mutual Funds	151,855,810	—	—
Options Purchased	2,719	30,473	—
Other Financial Instruments*
Futures Contracts	122,568	—	—
Interest Rate Swaps	(2,351,248)	1,672,288	—

Total	$149,629,849	$516,992,963	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Valuation Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.